Note 7 - Stock Incentive Plan	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
7.	Stock Incentive Plan

A summary of the status of the Company’s unvested shares as of
January 1, 2019,
and changes during the
six
month period ended
June 30, 2019,
are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2019	175,585	1.27
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested on June 30, 2019	175,585	1.27

As of
June 30, 2019,
there was
$80,075
of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of
0.82
years. For the
six
month periods ended
June 30, 2018
and
2019
the share based compensation recognized relating to the unvested shares was
$96,714
and
$49,564
respectively and is included within “Other general and administrative expenses” in the unaudited condensed consolidated statements of operations.